Reverse Recapitalization (Additional Information) (Details) - USD ($)						3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 10, 2021	Aug. 26, 2021	Aug. 15, 2021	Apr. 21, 2021	Dec. 29, 2018	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jun. 21, 2021	Apr. 21, 2020	Jan. 31, 2019
Business Acquisition [Line Items]
Proceeds from PIPE Shares									$ 125,000,000
Bonus payment made to management and employees							$ 500		500
Transaction cost related to merger							$ 1,556,000		$ 2,328,000
Shares Issued, Price Per Share							$ 12.85		$ 12.85
Aggregate purchase price							$ 10,000	$ 2,450,000		$ 44,080,000	$ 57,593,000	$ 10,713,000
Debt instrument face amount													$ 15,000,000
Repayment of term loan and interest		$ 15,609,000
Principal amount					$ 1,000,000
Rate of interest					2.76%
Shares surrender in conjunction to merger					107,521
Non cash expense							$ 8,000	29,000	$ 40,000	27,000
Non vested number of shares		16,634,972					8,204,455		8,204,455		9,712,169	14,397,000			1,592,000
Number of shares issued									305
Sale of gross proceeds									$ 5,200,000
Payback Protection Program Loan [Member] | CARES Act [Member]
Business Acquisition [Line Items]
Debt instrument face amount				$ 5,580,000										$ 5,580,000
Interest rate				1.00%			1.00%		1.00%		1.00%
Interest accrual on loan							$ 0	$ 44,000	$ 0	$ 44,000	$ 44,000
Debt instrument frequency of periodic payment				monthly					monthly		monthly
Debt instrument date of first required payment				Sep. 15, 2021					Sep. 15, 2021		Sep. 15, 2021
Forecast [Member]
Business Acquisition [Line Items]
Non cash expense						$ 160,094,000
PIPE Shares [Member]
Business Acquisition [Line Items]
Proceeds from PIPE Shares		$ 12,500,000,000	$ 125,000,000
Shares Issued, Price Per Share		$ 10.00	$ 10.00
Number of shares issued		125,000	12,500,000
Sale of gross proceeds		$ 125,000,000
Earnout Shares [Member]
Business Acquisition [Line Items]
Number of shares issued	1,078,125
Lgl Founders Shares [Member]
Business Acquisition [Line Items]
Shares Issued, Price Per Share							$ 0.007		$ 0.007
Aggregate purchase price									$ 24,000
Number of shares issued									3,234,375